AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF
Schedule of Investments
July 31, 2022 (Unaudited)

Shares	Security Description			Value
	COMMON STOCKS - 99.3%
	Communication Services - 2.3%
12,482	Nexstar Media Group, Inc. - Class A			$2,351,234

	Consumer Discretionary - 13.4%
12,182	Advance Auto Parts, Inc.			2,358,679
22,180	Hasbro, Inc.			1,746,009
17,981	LCI Industries			2,429,053
61,843	MDC Holdings, Inc.			2,241,809
25,234	Penske Automotive Group, Inc.			2,889,041
26,657	PetMed Express, Inc.			581,656
59,330	Rent-A-Center, Inc.			1,396,035
				13,642,282
	Consumer Staples - 5.4%
17,403	Inter Parfums, Inc.			1,452,628
11,971	Lancaster Colony Corporation			1,584,721
83,665	Reynolds Consumer Products, Inc.			2,431,305
				5,468,654
	Financials - 13.7%
36,024	Evercore, Inc. - Class A			3,601,319
55,720	First Financial Bancorp			1,244,785
58,274	First Interstate BancSystem, Inc. - Class A			2,376,414
118,699	Home BancShares, Inc.			2,801,296
37,161	Horace Mann Educators Corporation			1,272,764
100,788	Huntington Bancshares, Inc.			1,339,473
45,082	Victory Capital Holdings, Inc. - Class A			1,247,419
				13,883,470
	Health Care - 9.1%
33,297	Encompass Health Corporation			1,685,494
29,989	Patterson Companies, Inc.			931,458
70,550	Perrigo Company plc			2,953,929
26,871	Quest Diagnostics, Inc.			3,669,772
				9,240,653
	Industrials - 14.9%
41,209	Booz Allen Hamilton Holding Corporation			3,955,240
17,639	Hubbell, Inc.			3,863,294
14,217	Insperity, Inc.			1,560,174
13,530	Snap-on, Inc.			3,031,396
9,696	Watsco, Inc.			2,656,219
				15,066,323
	Information Technology - 18.5%
40,545	Amdocs, Ltd.			3,529,848
26,208	Avnet, Inc.			1,254,577
23,377	Broadridge Financial Solutions, Inc.			3,753,177
56,113	CSG Systems International, Inc.			3,661,373
36,246	NetApp, Inc.			2,585,427
30,298	Progress Software Corporation			1,422,794
30,316	Silicon Motion Technology Corporation - ADR			2,586,258
				18,793,454
	Materials - 10.0%
11,095	Avery Dennison Corporation			2,113,154
57,242	Avient Corporation			2,469,992
10,691	Celanese Corporation			1,256,299
17,519	RPM International, Inc.			1,583,718
18,439	Scotts Miracle-Gro Company			1,640,149
17,210	Sonoco Products Company			1,092,663
				10,155,975
	Real Estate - 6.7%
45,503	Agree Realty Corporation			3,621,584
21,073	Equity LifeStyle Properties, Inc.			1,549,287
6,867	Innovative Industrial Properties, Inc.			662,048
15,382	Terreno Realty Corporation			963,682
				6,796,601
	Utilities - 5.3%
28,602	Alliant Energy Corporation			1,742,720
15,355	Atmos Energy Corporation			1,863,944
59,821	NiSource, Inc.			1,818,558
				5,425,222
	TOTAL COMMON STOCKS (Cost $100,767,023)			100,823,868
Par
	SHORT-TERM INVESTMENTS - 0.3%
	U.S. Treasury Bills- 0.3%	Effective Yield	Maturity
$273,000	United States Treasury Bill (a)	1.51%	9/15/2022	272,286
	TOTAL SHORT-TERM INVESTMENTS (Cost $272,479)			272,286
	TOTAL INVESTMENTS (Cost $101,039,502) - 99.6%			101,096,154
	Other Assets in Excess of Liabilities - 0.4%			409,248
	NET ASSETS - 100.0%			$101,505,402

	Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt.
(a)	Zero coupon bond.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”).
GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principals generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of the markets, and other characteristics particular to the security. To the extent that the valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value  measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2022:

AAM Bahl & Gaynor Small/Mid Cap Income Growth ETF

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$100,823,868	$-	$-	$100,823,868
Short-Term Investments	-	272,286	-	272,286
Total Investments in Securities	$100,823,868	$272,286	$-	$101,096,154

^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended July 31, 2022, the Fund did not recognize any transfers to or from Level 3.